UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment [ X ]; Amendment Number:_1____
    This Amendment (Check only one):	[ X ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	4646 Poplar Ave, Suite 344
		Memphis, TN  38117

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Debra McAdoo
Title:			Chief Operating Officer/Compliance Officer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Debra McAdoo		Memphis, Tennessee		1/31/02

Report Type(Check only one):
				[   ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[ X ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	117
Form 13F Information Table Value Total:	102646

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE








VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE (x$1000)
SHARES/PRN AMT
SH/PRN
PUT/CALL
INVSTMT DSCRETN
OTHER MNGRS
SOLE
SHARED
NONE
Abbott Laboratories
Common
002824100
505
9050
SH

Sole
None
9050
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
13
435600
SH

Sole
None
435600
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
31
10243600
SH

Other
01
0
0
10243600
American Home Products Corp
Common
026609107
345
5616
SH

Sole
None
5616
0
0
American International Group
Common
026874107
1,400
17564
SH

Sole
None
17564
0
0
American Medical Security Grou
Common
029595105
813
65334
SH

Other
01
0
0
65334
American Mineral Fields Inc
Common
023925100
5
19000
SH

Sole
None
19000
0
0
AmSouth Bancorporation
Common
032165102
3,057
161768
SH

Sole
None
161768
0
0
AmSouth Bancorporation
Common
032165102
35
1871
SH

Other
01
0
0
1871
AT&T
Common
001957109
643
35467
SH

Sole
None
35467
0
0
AT&T
Common
001957109
381
21000
SH

Other
01
0
0
21000
Avery Dennison Corp Delaware
Common
053611109
339
6000
SH

Sole
None
6000
0
0
Bank Of America Corp
Common
060505104
209
3318
SH

Sole
None
3318
0
0
Bell South Corp
Common
079860102
249
6539
SH

Sole
None
6539
0
0
Berkshire Hathaway Inc Del
Class A
084670108
227
3
SH

Sole
None
3
0
0
Blackrock Mun Targetterm Tr Inc
Common
09247M402
550
22
SH

Sole
None
22
0
0
Bp Amoco Plc Spon Adr
Sponsored ADR
055622104
295
6352
SH

Sole
None
6352
0
0
Carramerica Realty Corp 8.57%
Series B Pfd
144418209
637
26000
SH

Sole
None
26000
0
0
Chevrontexaco Corp
Common
166764100
1,022
11401
SH

Sole
None
11401
0
0
Cisco Systems Inc.
Common
17275R102
721
39800
SH

Sole
None
39800
0
0
Citigroup, Inc. Common
Common
172967101
8,969
177666
SH

Sole
None
177666
0
0
Citigroup, Inc. Common
Common
172967101
2,560
50720
SH

Other
01
0
0
50720
Clear Channel Communications
Common
184502102
1,655
32500
SH

Sole
None
32500
0
0
Cobalt
Common
19074W100
280
43834
SH

Other
01
0
0
43834
Coca Cola Corporation
Common
191216100
324
6880
SH

Sole
None
6880
0
0
Colgate-Palmolive
Common
194162103
323
5600
SH

Sole
None
5600
0
0
Compucredit Corp.
Common
20478N100
1,685
143300
SH

Sole
None
143300
0
0
Compucredit Corp.
Common
20478N100
467
39700
SH

Other
01
0
0
39700
Conoco Inc Common   New
Common
208251504
306
10808
SH

Sole
None
10808
0
0
Delta Airlines
Common
247361108
2,482
84840
SH

Sole
None
84840
0
0
Delta Airlines
Common
247361108
1,075
36740
SH

Other
01
0
0
36740
Dole Foods
Common
256605106
2,914
108600
SH

Sole
None
108600
0
0
Dole Foods
Common
256605106
1,003
37400
SH

Other
01
0
0
37400
Du Pont E I De Nemours & Co
Common
263534109
218
5136
SH

Sole
None
5136
0
0
El Paso Corp
Common
28336L109
848
19000
SH

Sole
None
19000
0
0
EMC Corp Mass
Common
268648102
159
11800
SH

Sole
None
11800
0
0
EMC Corp Mass Com
Common
268648102
297
22100
SH

Other
01
0
0
22100
Emc Jan 65 100 Emc+3 Mcdta+$
Call
2686489AM
13
1000
SH
Call
Sole
None
1,000
0
0
Emc Jan 70 100 Emc+3 Mcdta+$
Call
2686489AN
280
20800
SH
Call
Sole
None
20,800
0
0
Emc Jan 75 100 Emc+3 Mcdta+$
Call
2686489AO
293
21800
SH
Call
Sole
None
21,800
0
0
Emerson Electric Co
Common
291011104
251
4400
SH

Sole
None
4400
0
0
Energy Developments Ltd
Common
Q3510X106
103
30000
SH

Sole
None
30000
0
0
Enron Corp
Common
293561106
50
82700
SH

Sole
None
82700
0
0
Enron Corp
Common
293561106
26
42900
SH

Other
01
0
0
42900
Esc Seagate Technology
Common
811804988
0
56000
SH

Sole
None
56000
0
0
Esc Seagate Technology
Common
811804988
0
23700
SH

Other
01
0
0
23700
Exxon Mobil Corporation
Common
30231G102
660
16804
SH

Sole
None
16804
0
0
Exxon Mobil Corporation
Common
30231G102
59
1500
SH

Other
01
0
0
1500
Fomento Economico Mexico ADR
Sponsored ADR
344419106
207
6000
SH

Sole
None
6000
0
0
Freeport-Mcmoran Copper & Gold
Preferred
35671D865
713
83800
SH

Sole
None
83800
0
0
General Electric
Common
369604103
2,184
54500
SH

Sole
None
54500
0
0
General Electric
Common
369604103
68
1696
SH

Other
01
0
0
1696
General Motors Class H
Class H
370442832
2,095
135612
SH

Sole
None
135612
0
0
General Motors Class H
Class H
370442832
664
43004
SH

Other
01
0
0
43004
Grupo Televisa SA
Common
40049J206
216
5000
SH

Sole
None
5000
0
0
Hanover Direct
Common
410783104
191
516000
SH

Other
01
0
0
516000
Hibernia Corp Cl A
Class A
428656102
374
21000
SH

Sole
None
21000
0
0
Home Depot Inc.
Common
437076102
268
5250
SH

Sole
None
5250
0
0
Industrias Penoles Sa De Cv Pr
Common
P55409141
117
114000
SH

Other
01
0
0
114000
Industrias Penoles Sa De Cv Pr
Common
P55409141
635
619700
SH

Sole
None
619700
0
0
Intel Corp.
Common
458140100
311
9900
SH

Sole
None
9900
0
0
Intel Corp.
Common
458140100
35
1100
SH

Other
01
0
0
1100
International Business Machine
Common
459200101
2,194
18142
SH

Sole
None
18142
0
0
International Business Machine
Common
459200101
74
610
SH

Other
01
0
0
610
Intrawest Corporation
Common
460915200
6,596
376900
SH

Sole
None
376900
0
0
Intrawest Corporation
Common
460915200
2,067
118100
SH

Other
01
0
0
118100
Johnson & Johnson
Common
478160104
532
9000
SH

Sole
None
9000
0
0
Johnson & Johnson
Common
478160104
38
638
SH

Other
01
0
0
638
Kerry Group Plc
Common
G52416107
2,204
180100
SH

Sole
None
180100
0
0
Kerry Group Plc
Common
G52416107
772
63100
SH

Other
01
0
0
63100
Lamar Advertising Cocl A
Class A
512815101
212
5000
SH

Sole
None
5000
0
0
Merck & Co.
Common
589331107
1,223
20800
SH

Sole
None
20800
0
0
Merck & Co.
Common
589331107
911
15500
SH

Other
01
0
0
15500
Micron Tech Jan 115 (Leap 2003)
Call
5951139AC
124
4000
SH
Call
Sole
None
4,000
0
0
Micron Tech Jan 60 (Leap 2003)
Call
5951139AL
992
32000
SH
Call
Sole
None
32,000
0
0
Micron Tech Jan 70 (Leap 2003)
Call
5951149AN
1,624
52400
SH
Call
Sole
None
52,400
0
0
Micron Technology
Common
595112103
3,019
97400
SH

Sole
None
97400
0
0
Microsoft Corp
Common
594918104
421
6360
SH

Sole
None
6360
0
0
Microsoft Corp
Common
594918104
34
512
SH

Other
01
0
0
512
Morgan J P & Co Inc
Common
616880100
309
8510
SH

Sole
None
8510
0
0
Morgan Stanley Dean Witter & Co
Common
617446448
369
6600
SH

Sole
None
6600
0
0
Murphy Oil Corp
Common
626717102
242
2878
SH

Sole
None
2878
0
0
Nippon Telegraph & Telephone
Common
654624105
178
11000
SH

Sole
None
11000
0
0
Nippon Telegraph & Telephone
Common
654624105
191
11800
SH

Other
01
0
0
11800
Orkla A/S Nok25 Ser A
Series A
R67787102
542
32240
SH

Sole
None
32240
0
0
Parkway Properties Inc
Common
70159Q104
533
16050
SH

Sole
None
16050
0
0
Petrochina
Common
71646E100
5,647
317250
SH

Sole
None
317250
0
0
Petrochina
Common
71646E100
1,618
90900
SH

Other
01
0
0
90900
Pfizer Inc.
Common
717081103
443
11122
SH

Sole
None
11122
0
0
Phillip Morris Companies Inc.
Common
718154107
252
5500
SH

Sole
None
5500
0
0
Plum Creek Timber Coinc
Unit
729251108
311
10960
SH

Sole
None
10960
0
0
Regent Comm Inc Del
Common
758865109
270
40000
SH

Sole
None
40000
0
0
Sabine Royalty Tr Unit Ben Int
Unit Ben Int
785688102
710
32552
SH

Sole
None
32552
0
0
Sabre Group Holdings Class A
Class A
785905100
458
10813
SH

Sole
None
10813
0
0
Saks Inc
Common
79377W108
189
20227
SH

Sole
None
20227
0
0
SAP AG DEM5
Common
D66992104
393
3030
SH

Sole
None
3030
0
0
Sealed Air Corp.
Common
81211K100
436
10693
SH

Sole
None
10693
0
0
Signet Group Plc Spons Adr
Sponsored ADR
82668L872
446
11000
SH

Sole
None
11000
0
0
Sinclair Broadcast Mar 7-1/2
Call
8292269CU
28
3000
SH
Call
Sole
None
3,000
0
0
SpatiaLight, Inc.
Common
847248101
2,585
369295
SH

Other
01
0
0
369295
Sun Microsystems Inc.
Common
866810104
202
16400
SH

Sole
None
16400
0
0
Sun Microsystems Inc.
Common
866810104
423
34400
SH

Other
01
0
0
34400
Swisscom American Depositary S
Sponsored ADR
871013108
597
21500
SH

Sole
None
21500
0
0
Swisscom American Depositary S
Sponsored ADR
871013108
180
6500
SH

Other
01
0
0
6500
Tci Pacific Commun Inc SR Cum
Preferred
872294202
946
7450
SH

Sole
None
7450
0
0
Teppco Partners Limited Partners
Unit Ltd Partn
872384102
240
8000
SH

Sole
None
8000
0
0
The Mony Group Inc.
Common
615337102
6,504
188150
SH

Sole
None
188150
0
0
The Mony Group Inc.
Common
615337102
1,279
37000
SH

Other
01
0
0
37000
Timberwest Fst Corp Stapled Ut
Unit
887147205
245
30000
SH

Sole
None
30000
0
0
Trustmark Corp
Common
898402102
2,259
93246
SH

Sole
None
93246
0
0
U S A Networks Inc
Common
902984103
273
10000
SH

Sole
None
10000
0
0
Union Planters Corp
Common
908068109
235
5206
SH

Sole
None
5206
0
0
United Technologies Corp
Common
913017109
513
7932
SH

Sole
None
7932
0
0
Walgreens
Common
931422109
361
10734
SH

Sole
None
10734
0
0
Wal-Mart Stores Inc
Common
931142103
340
5900
SH

Sole
None
5900
0
0
Waste Management Inc
Common
94106L109
1,216
38100
SH

Sole
None
38100
0
0
Waste Management Inc.
Common
94106L109
791
24800
SH

Other
01
0
0
24800